                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                          MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MASSACHUSETTS INVESTORS TRUST

[graphic omitted]

[logo] M F S(R)
INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MASSACHUSETTS INVESTORS TRUST
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
ISSUER                                                                SHARES             $ VALUE
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
STOCKS - 99.2%
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Aerospace - 4.4%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                             2,053,000        $114,516,340
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United Technologies Corp.                                          1,530,600         142,927,428
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                                                                                    $257,443,768
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Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                            873,700         $43,641,315
------------------------------------------------------------------------------------------------
Automotive - 0.9%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                               870,100         $51,718,744
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.2%
------------------------------------------------------------------------------------------------
American Express Co.                                               1,771,900         $91,181,974
------------------------------------------------------------------------------------------------
Bank of America Corp.                                              2,589,000         112,181,370
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    1,514,833          66,834,432
------------------------------------------------------------------------------------------------
Countrywide Financial Corp.^                                       1,267,380          49,922,098
------------------------------------------------------------------------------------------------
Fannie Mae                                                           250,980          15,912,132
------------------------------------------------------------------------------------------------
Freddie Mac                                                          906,000          59,107,440
------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                           3,352,900         133,210,717
------------------------------------------------------------------------------------------------
MBNA Corp.                                                         1,630,240          41,082,048
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  1,496,838          89,256,450
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                                                                                    $658,688,661
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Biotechnology - 2.0%
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Amgen, Inc.*                                                         822,600         $46,624,968
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                     1,309,000          71,222,690
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                                                                                    $117,847,658
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
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Comcast Corp., "A"*                                                1,982,190         $55,977,046
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                198,000           2,954,160
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                  1,706,658          57,275,442
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                    1,949,000          43,949,950
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                                                                                    $160,156,598
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
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Goldman Sachs Group, Inc.                                            610,600         $56,932,344
------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                    841,650          44,834,696
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                          1,283,600          63,820,592
------------------------------------------------------------------------------------------------
                                                                                    $165,587,632
------------------------------------------------------------------------------------------------
Business Services - 1.3%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                              2,271,000         $61,430,550
------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                       428,400          14,934,024
------------------------------------------------------------------------------------------------
                                                                                     $76,364,574
------------------------------------------------------------------------------------------------
Chemicals - 3.7%
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                   1,908,000         $86,203,440
------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                     1,306,700          55,926,760
------------------------------------------------------------------------------------------------
Monsanto Co.                                                       1,169,000          42,574,980
------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                 551,000          33,765,280
------------------------------------------------------------------------------------------------
                                                                                    $218,470,460
------------------------------------------------------------------------------------------------
Computer Software - 4.0%
------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                      1,463,600         $31,950,388
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    3,114,400          86,113,160
------------------------------------------------------------------------------------------------
Oracle Corp.                                                       5,660,400          63,849,312
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                    1,007,400          12,330,576
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                            2,217,900          39,478,620
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                                                                                    $233,722,056
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Computer Software - Systems - 2.3%
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Apple Computer, Inc.                                               1,211,000         $46,926,250
------------------------------------------------------------------------------------------------
Dell, Inc.                                                         2,533,700          90,199,720
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                                                                                    $137,125,970
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Construction - 0.9%
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Masco Corp.^                                                       1,534,100         $52,972,473
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Consumer Goods & Services - 4.7%
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Colgate-Palmolive Co.                                              1,692,600         $76,471,668
------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                               1,019,100          65,823,669
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                               1,265,516          68,489,726
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                              2,503,510          61,413,790
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                                                                                    $272,198,853
------------------------------------------------------------------------------------------------
Electrical Equipment - 5.0%
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General Electric Co.                                               5,147,794        $172,862,923
------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                           3,818,900         117,087,474
------------------------------------------------------------------------------------------------
                                                                                    $289,950,397
------------------------------------------------------------------------------------------------
Electronics - 1.0%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                               1,492,800         $57,890,784
------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
------------------------------------------------------------------------------------------------
EnCana Corp.                                                         686,200         $31,771,060
------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                 496,400          32,687,940
------------------------------------------------------------------------------------------------
Unocal Corp.                                                       1,531,600          65,858,800
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                                                                                    $130,317,800
------------------------------------------------------------------------------------------------
Energy - Integrated - 4.1%
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BP PLC, ADR                                                        2,878,872        $165,621,506
------------------------------------------------------------------------------------------------
TOTAL S. A., ADR^                                                    709,400          72,479,398
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                                                                                    $238,100,904
------------------------------------------------------------------------------------------------
Entertainment - 1.1%
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Fox Entertainment Group, Inc., "A"*                                2,296,700         $63,710,458
------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
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CVS Corp.                                                          1,515,115         $63,831,795
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Food & Non-Alcoholic Beverages - 2.4%
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General Mills, Inc.^                                               1,363,300         $61,212,170
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                      1,645,586          80,057,759
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                                                                                    $141,269,929
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
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Carnival Corp.^                                                    1,259,100         $59,542,839
------------------------------------------------------------------------------------------------
General Merchandise - 1.5%
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Target Corp.                                                       1,898,500         $85,907,125
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Insurance - 2.8%
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American International Group, Inc.                                 1,989,372        $135,257,402
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              427,100          26,450,303
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                                                                                    $161,707,705
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Internet - 1.7%
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eBay, Inc.                                                           577,900         $53,132,126
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Yahoo!, Inc.                                                       1,410,400          47,826,664
------------------------------------------------------------------------------------------------
                                                                                    $100,958,790
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                              591,000         $27,180,090
------------------------------------------------------------------------------------------------
Machinery & Tools - 2.5%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                    854,200         $68,720,390
------------------------------------------------------------------------------------------------
Eaton Corp.^                                                         765,000          48,508,650
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Illinois Tool Works, Inc.                                            307,300          28,631,141
------------------------------------------------------------------------------------------------
                                                                                    $145,860,181
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Medical & Health Technology & Services - 0.8%
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HCA, Inc.^                                                         1,233,600         $47,061,840
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Medical Equipment - 4.0%
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Baxter International, Inc.                                         1,921,400         $61,792,224
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                             675,400          26,833,642
------------------------------------------------------------------------------------------------
Guidant Corp.                                                      1,052,100          69,480,684
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                    1,185,300          61,517,070
------------------------------------------------------------------------------------------------
Synthes, Inc.                                                        126,647          13,816,221
------------------------------------------------------------------------------------------------
                                                                                    $233,439,841
------------------------------------------------------------------------------------------------
Oil Services - 2.9%
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Halliburton Co.                                                    2,085,500         $70,260,495
------------------------------------------------------------------------------------------------
Noble Corp.^*                                                      1,544,000          69,402,800
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    433,600          29,185,616
------------------------------------------------------------------------------------------------
                                                                                    $168,848,911
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                         2,715,300         $31,334,562
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                    466,100          39,157,061
------------------------------------------------------------------------------------------------
                                                                                     $70,491,623
------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.4%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                1,592,300         $67,449,828
------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                      493,800          35,825,190
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      893,500          53,654,675
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                  4,058,068         228,590,970
------------------------------------------------------------------------------------------------
Roche Holding AG                                                     606,900          62,800,385
------------------------------------------------------------------------------------------------
Wyeth                                                              1,118,200          41,820,680
------------------------------------------------------------------------------------------------
                                                                                    $490,141,728
------------------------------------------------------------------------------------------------
Restaurants - 0.4%
------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                 1,065,900         $25,730,826
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                     1,407,000         $60,135,180
------------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
------------------------------------------------------------------------------------------------
Gap, Inc.^                                                         2,565,800         $47,980,460
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                     2,704,500          59,607,180
------------------------------------------------------------------------------------------------
                                                                                    $107,587,640
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                           3,167,774         $76,375,031
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.4%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                               6,883,011        $124,582,499
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                             2,398,700          74,935,388
------------------------------------------------------------------------------------------------
                                                                                    $199,517,887
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Telephone Services - 1.1%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                       3,156,649         $63,543,344
------------------------------------------------------------------------------------------------
Trucking - 2.4%
------------------------------------------------------------------------------------------------
FedEx Corp.                                                          708,700         $60,728,503
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                   1,071,900          81,378,648
------------------------------------------------------------------------------------------------
                                                                                    $142,107,151
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.0%
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                            907,100         $59,188,275
------------------------------------------------------------------------------------------------
Entergy Corp.                                                        240,200          14,558,522
------------------------------------------------------------------------------------------------
Exelon Corp.^                                                      1,130,300          41,470,707
------------------------------------------------------------------------------------------------
                                                                                    $115,217,504
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,478,442,404)                                    $5,812,366,065
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost     $62,771,000         $62,771,000
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.5%
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Goldman Sachs, 1.87%, dated 09/30/04, due 10/01/04, total
to be received $31,777,651 (secured by various U. S. Treasury and Federal Agency obligations in a jointly traded account),
at Cost                                                          $31,776,000         $31,776,000
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.2%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                      243,596,939        $243,596,939
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,816,586,343)                               $6,150,510,004
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.0)%                                             (294,576,934)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $5,855,933,070
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* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                       $5,956,881,022
                                     --------------
Gross unrealized appreciation          $376,817,867
                                     --------------
Gross unrealized depreciation          (183,188,885)
                                     --------------
Net unrealized appreciation            $193,628,982
                                     --------------


(c) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MASSACHUSETTS INVESTORS TRUST
              --------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          --------------------------------
                          Robert J. Manning, President

Date:   November 23, 2004
        ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                          --------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:   November 23, 2004
        ---------------------

By (Signature and Title)*  RICHARD M. HISEY
                          --------------------------------
                               Richard M. Hisey, Treasurer
                               (Principal Financial Officer
                               and Accounting Officer)

Date:   November 23, 2004
        ---------------------

* Print name and title of each signing officer under his or her signature.